================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-10269

                      UBS Equity Opportunity Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          299 Park Avenue, 29th Floor
                              New York, NY  10171
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                            Chicago, Illinois  60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code: (312) 525-5000

                     Date of fiscal year end:  December 31

                    Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                      UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              (LIQUIDATION BASIS)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                      UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              (LIQUIDATION BASIS)
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital   1

Statement of Operations                                 2

Statements of Changes in Members' Capital               3

Statement of Cash Flows                                 4

Financial Highlights                                    5

Notes to Financial Statements                           6

Schedule of Portfolio Investments                       14

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

ASSETS

Investments in Investment Funds, at fair value
(cost $2,142,146)                                                 $    1,686,616
Cash and cash equivalents                                                741,049
Receivable from Investment Funds                                       1,412,283
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           3,839,948
--------------------------------------------------------------------------------
LIABILITIES

Liquidating distributions payable                                      2,004,294
Professional fees payable                                                 70,852
Administration fee payable                                                11,763
Custody fee payable                                                        5,236
Other liabilities                                                         61,187
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      2,153,332
--------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                  $    1,686,616
--------------------------------------------------------------------------------
MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $    2,142,146
Accumulated net unrealized appreciation/
(depreciation) on investments in Investment Funds                      (455,530)
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $    1,686,616
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                        STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

INVESTMENT INCOME

Interest                                                              $   1,922
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,922
--------------------------------------------------------------------------------
EXPENSES

Directors' fees                                                           3,083
Other expenses                                                              554
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                            3,637
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                      (1,715)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds            94,826
Net change in unrealized appreciation/depreciation on
investments in Investment Funds                                        (777,921)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS               (683,095)
--------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS              $(684,810)
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

  YEAR ENDED DECEMBER 31, 2010 AND PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011
                                                                     (UNAUDITED)

                                                                       ADVISER               MEMBERS              TOTAL
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2010                                   $ 39,362             $ 71,331,180       $ 71,370,542

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                           (280)              (1,299,437)         (1,299,717)
  Net realized gain/(loss) from investments in Investment
    Funds                                                               10,046               15,243,519         15,253,565
  Net change in unrealized appreciation/depreciation on
    investments in Investment Funds                                    (7,689)             (11,873,865)        (11,881,554)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                2,077                2,070,217          2,072,294
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                      -                   35,000              35,000
Members' tender offer withdrawals                                           -              (12,602,116)        (12,602,116)
Adviser and Members' liquidating distributions                        (37,824)             (55,658,811)        (55,696,635)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM CAPITAL TRANSACTIONS                                   (37,824)             (68,225,927)        (68,263,751)
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 31, 2010                                 $  3,615             $  5,175,470       $  5,179,085
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                             (1)                  (1,714)             (1,715)
  Net realized gain/(loss) from investments in Investment
    Funds                                                                    8                   94,818             94,826
  Net change in unrealized appreciation/depreciation on
    investments in Investment Funds                                      (472)                (777,449)           (777,921)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                (465)                (684,345)           (684,810)
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL TRANSACTIONS
Adviser and Members' liquidating distributions                         (1,907)              (2,805,752)         (2,807,659)
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
  DERIVED FROM CAPITAL TRANSACTIONS                                    (1,907)              (2,805,752)         (2,807,659)
---------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JUNE 30, 2011                                     $  1,243             $  1,685,373       $  1,686,616
---------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2011 TO JUNE 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations              $(684,810)
Adjustments to reconcile net decrease in member's capital
derived from operations
to net cash provided by operating activities:
 Proceeds from disposition of investments in
  Investment Funds                                                    2,809,374
 Net realized (gain)/loss from investments in
  Investment Funds                                                      (94,826)
 Net change in unrealized appreciation/depreciation
  on investments in Investment Funds                                    777,921
 Changes in assets and liabilities:
 (Increase) decrease in assets:
  Interest receivable                                                       298
  Receivable from Investment Funds                                   48,130,225
 Increase (decrease) in liabilities:
  Administration fee payable                                            (19,247)
  Custody fee payable                                                    (4,194)
  Directors' fees payable                                               (15,000)
  Management Fee payable                                                (49,822)
  Professional fees payable                                            (139,950)
  Other liabilities                                                    (139,789)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            50,570,180

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Members' tender offer withdrawals,
including change in tender offer payable                               (615,245)
Liquidating distributions, including change in
liquidating distributions payable                                   (56,500,000)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (57,115,245)

Net decrease in cash and cash equivalents                            (6,545,065)
Cash and cash equivalents--beginning of period                         7,286,114
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                $741,049
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statement

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2011

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the Incentive Allocation, if applicable, and the timing of capital transactions.

                                      PERIOD FROM
                                       JANUARY 1,
                                      2011 TO JUNE                              YEARS ENDED DECEMBER 31,
                                        30, 2011     -------------------------------------------------------------------------------
                                      (UNAUDITED)        2010             2009           2008            2007             2006
                                     -------------   ------------   ---------------- -------------   --------------  ---------------
Ratio of net investment loss to
average members' capital (a), (b)         (0.03%) (c)     (1.98%)            (1.58%)       (1.23%)          (1.41%)          (1.19%)

Ratio of total expenses to
average members' capital
before Incentive Allocation (a), (b)       0.06%  (c)      1.99%              1.59%         1.28%            1.43%            1.30%

Ratio of total expenses to
average members' capital after
Incentive Allocation (a), (d)              0.06%  (c)      1.99%              1.59%         1.28%            2.00%            1.84%

Portfolio turnover rate                    0.00%           2.88%              6.58%        26.32%            2.69%           16.77%
Total return before

Incentive Allocation (e)                  (8.23%)          4.00%              6.51%       (21.99%)          12.25%           11.63%

Total return after Incentive
Allocation (f)                            (8.23%)          4.00%              6.51%       (21.99%)          11.64%           11.04%

Average debt ratio (a)                     0.00%           0.00%              0.00%         0.50%            1.28%            0.55%

Members' capital at end of
period (including the Adviser)       $1,686,616      $5,179,085     $   71,370,542   $90,716,677     $177,644,870     $178,185,119

-----------------
a The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

b Ratios of net investment loss and total expenses to average members' capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

c  Annualized.

d The ratio of net expenses to average members' capital after Incentive Allocation does not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds.

e Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

f Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total return for periods less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

1.   FUND LIQUIDATION

     UBS Equity Opportunity Fund, L.L.C.'s (the "Fund") Board of Directors (the "Directors") approved the formal liquidation of the Fund on November 18, 2010, and as such, the Fund is proceeding with a liquidation of its portfolio of investments. As a result of the approved liquidation plan, subscriptions and repurchases into the Fund have been suspended. The Adviser (as defined below) is managing the Fund with the objective of maximizing current investment value while seeking to realize all investments as soon as reasonably practicable. The Fund is in the process of liquidating its investments in an orderly manner and distributing the proceeds in accordance with its offering memorandum. Based on proceeds received from redeemed investments, the Fund distributed $45,000,000, $7,500,000, and $4,000,000 to its members on January 21, 2011, March 2,
     2011, and June 27, 2011, respectively. As a result of the liquidation, these financial statements have been prepared on the liquidation basis of accounting.

     For the six month period ended June 30, 2011, the Fund has currently accrued for its future expenses for the estimated maximum holding period of the investments held by the Fund.

2.   ORGANIZATION

     The Fund was organized as a limited liability company under the laws of Delaware on May 3, 2000 and commenced operations on March 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Directors have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

     The Directors have engaged UBS Alternative and Quantitative Investments LLC ("UBS A&Q", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

2.   ORGANIZATION (CONTINUED)

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     Prior to the liquidation, the Fund from time to time offered to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases were made at such times and on such terms as determined by the Directors, in their complete and exclusive discretion. The Adviser typically recommended to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members were only able to transfer or assign their membership interests or a portion thereof
     (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may have been withheld in their sole and absolute discretion. Such transfers were made even if the balance of the capital account to such transferee was equal to or less than the transferor's initial capital contribution.

3.   NEW ACCOUNTING PRONOUNCEMENTS

     In May 2011, the Financial Accounting Standards Board ("FASB") issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"). ASU 2011-04 requires disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for those transfers. In addition, ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The adoption of the ASU 2011-04 is currently being assessed but is not expected to have a material impact on the Fund's financial statements.

4.   SIGNIFICANT ACCOUNTING POLICIES

     a.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     LEVEL 1- quoted prices in active markets for identical securities

     LEVEL 2- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within one year of the measurement date

     LEVEL 3- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within one year of the measurement date

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2011. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2011. Effective June 30, 2011, the Fund used the following category to classify its Investment Funds.

     The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research;

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     top-down analysis may also be applied. Investment Funds representing approximately 35 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is expected over the next 6 months. The remaining Investment Fund, representing approximately 65 percent of the fair value of the investments in this strategy, have been notified of our redemption and will be redeemed in full as of September 30, 2011. One Investment Fund, with a fair value of $591,740, transferred from Level 3 to Level 2 at the measurement date.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     It is unknown on an aggregate basis whether the Investment Funds held any investments whereby the Fund's proportionate share exceeded 5% of the Fund's net assets at June 30, 2011.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     b.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     c.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     d. INCOME TAXES

     The Fund has reclassified $1,716 and $94,826 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2011. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2011 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2011, the Fund did not incur any interest or penalties.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

4.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     d.   INCOME TAXES (CONTINUED)

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     e.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies held in custodial accounts. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     f.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

5.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 1% of the Fund's members' capital, excluding the capital account attributable to the Administrator, the Adviser and the Special Advisory Account described below. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Administrator, the Adviser and the Special Advisory Account. A portion of the Management Fee is paid by UBS A&Q to its affiliates. Due to the formal liquidation of the Fund, the Adviser has agreed to waive the Management Fee for the period subsequent to December 31, 2010 through the date of the final liquidation.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

5.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser, Special Advisory Account or Administrator as described above.

     The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from Operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the six month period ended June 30, 2011 and the year ended December 31, 2010.

     Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

6.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company (the "Custodian"), which was renamed BNY Mellon Investment Servicing Trust Company effective July 1, 2011, provides custodial services for the Fund. The Custodian entered into a service agreement whereby The Bank of New York Mellon provides securities clearance functions, as needed.

     BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon
     (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

7.   INVESTMENTS

     As of June 30, 2011, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of investments for the six month period ended June 30, 2011 amounted to $0 and $2,809,374, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2011 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 1.50% (per annum) of net assets and performance incentive fees or allocations of 20.00% of net profits earned.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

10.  SUBSEQUENT EVENTS

     As of June 30, 2011, the Fund had $2,004,294 of liquidating distributions payable, which will be paid in accordance with the Fund's offering memorandum.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

                                                          REALIZED                                                  DOLLAR
                                                            AND                                                    AMOUNT OF
                                                         UNREALIZED                                                FAIR VALUE
                                                 % OF    GAIN/(LOSS)     INITIAL                     FIRST         FOR FIRST
                                                MEMBERS'    FROM       ACQUISITION                 AVAILABLE       AVAILABLE
   INVESTMENT FUND        COST     FAIR VALUE   CAPITAL  INVESTMENTS      DATE     LIQUIDITY (a) REDEMPTION (b)  REDEMPTION (b)
--------------------- ------------ ------------ -------- ------------- ----------- ------------- --------------- --------------
EQUITY HEDGED

Bonanza Liquidating
Trust, Class A (c)    $     66,772 $     23,519   1.39   $  (29,205)    4/1/2004      N/A
North Run Qualified
Partners, L.P. (d)       1,000,222    1,071,357  63.52     (177,427)    1/1/2008   Quarterly
Seneca Capital,
L.P., SLV (c)            1,075,152      591,740  35.09     (478,008)    7/1/2004      N/A
                      ------------ ------------ ------   ----------
 EQUITY HEDGED
 SUBTOTAL             $  2,142,146 $  1,686,616 100.00 % $ (684,640)

Redeemed Investment
Funds                            -            -      -        1,545
                      ------------ ------------ ------   ----------
TOTAL                 $  2,142,146 $  1,686,616 100.00 % $ (683,095)
                      ============ ============ ======   ==========

-------------
(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(d)  Investment Funds categorized as Level 2 investments.

Complete information about the Investment Funds' underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of redemption restrictions.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the June 30, 2011 measurement date, or within one quarter of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one quarter of the June 30, 2011 measurement date. There were no transfers between Level 1 and Level 2 at June 30, 2011.

                                  ASSETS TABLE

               TOTAL FAIR VALUE
                      AT           LEVEL 1            LEVEL 2         LEVEL 3
DESCRIPTION    JUNE 30, 2011
------------------------------------------------------------------------------
Equity Hedged     $  1,686,616   $         -      $  1,071,357      $  615,259
               ---------------------------------------------------------------
TOTAL ASSETS      $  1,686,616   $         -      $  1,071,357      $  615,259
               ---------------------------------------------------------------

    The preceding notes are an integral part of these financial statements.

                         UBS EQUITY OPPORTUNITY FUND, L.L.C. (LIQUIDATION BASIS)

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                       NET TRANSFERS
                  BALANCE                                      CHANGE IN                                     IN        BALANCE
                   AS OF                         REALIZED      UNREALIZED                                  AND/OR       AS OF
                  DECEMBER       STRATEGY         GAIN /      APPRECIATION /                              (OUT) OF      JUNE
DESCRIPTION       31, 2010    RECLASSIFICATION *  (LOSS)      DEPRECIATION   PURCHASES       SALES       LEVEL 3 **   30, 2011
-------------------------------------------------------------------------------------------------------------------------------
Equity Hedged     $         -      $ 1,312,018   $  2,958     $(480,965)     $       -    $  (242,271)    $23,519     $615,259
Long/Short Equity   1,312,018      (1,312,018)          -              -             -             -            -           -
-------------------------------------------------------------------------------------------------------------------------------
Total             $ 1,312,018      $        -    $  2,958     $(480,965)     $       -    $  (242,271)    $23,519     $615,259
-------------------------------------------------------------------------------------------------------------------------------

----------
* Effective June 30, 2011, the Fund's underlying fund investments were reclassified into new investment strategies. See Note 4a in Notes to Financial Statements for further description of the new investment strategies.

** The transfer into Level 3 noted above is due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from December 31, 2010 to June 30, 2011.

     Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2011 is $(384,980).

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not  applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not  applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or  this  Item.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not  applicable.

     (a)(2)  Certifications  pursuant to Rule 30a-2(a)  under the  1940  Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Equity Opportunity Fund, L.L.C.

By (Signature and Title)*   /s/ William Ferri
                            -----------------------------------------------
                            William Ferri, Principal Executive Officer

Date August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ William Ferri
                            -----------------------------------------------
                            William Ferri, Principal Executive Officer

Date August 26, 2011

By (Signature and Title)*   /s/ Robert Aufenanger
                            -----------------------------------------------
                            Robert Aufenanger, Principal Financial Officer

Date August 26, 2011

----------
* Print the name and title of each signing officer under his or her signature.